SIGNIFICANT ACCOUNTING POLICIES (Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Options) (Details) (Employee Stock Option Plan [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.81%	0.46%	0.99%
Dividend yields	0.00%	0.00%	0.00%
Expected volatility	44.00%	47.00%	47.00%
Weighted average expected term from grant date (in years)	3 years 11 months 5 days	3 years 8 months 1 day	3 years 9 months 15 days